Consolidated Statements of Income (Loss) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Total revenue		$ 114,860	$ 93,025
Cost of sales, excluding depletion		16,845	14,046
Depletion		35,704	33,124
Total cost of sales		52,549	47,170
Gross profit		62,311	45,855
Expenses and other (income)
Administration expenses	[1]	10,198	8,335
Project evaluation	[1]	7,770	5,533
Gain on revaluation of Vale Royalties financial instrument		(5,887)
(Loss) gain on revaluation of investments		1,659	(3,830)
Finance expense		2,135	2,107
Finance income		(481)	(315)
Other		1,011	527
Stream, royalty and other interests impairments		408	8,877
Foreign exchange loss		645	345
Income before taxes		44,853	24,276
Current income tax expense		3,029	2,864
Deferred income tax expense		14,202	7,595
Income tax expense		17,231	10,459
Net income for the year		$ 27,622	$ 13,817
Earnings per share
Basic earnings per share		$ 0.14	$ 0.07
Diluted earnings per share		$ 0.14	$ 0.07
Weighted average number of common shares outstanding
Basic		193,974,313	187,507,754
Diluted		197,823,480	196,907,840
Sales [member]
Statement [Line Items]
Total revenue		$ 71,722	$ 58,660
Royalty revenue [member]
Statement [Line Items]
Total revenue		$ 43,138	$ 34,365

[1]	Equity settled share-based compensation (a non-cash item) is included in administration expenses and project evaluation